Note 9 - Capital Stock (Details) - Summary of Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Option Activity [Abstract]
Outstanding, Shares (in Shares)	716,065	402,833	270,833
Outstanding, weighted avg. exercise price	$ 4.64	$ 5.20	$ 5.64
Outstanding, weighted avg. grant date value	$ 3.64	$ 3.40	$ 3.52
Granted, shares (in Shares)	313,257	132,000
Granted, weighted avg. exercise price	$ 4.00	$ 4.36
Granted, weighted avg. grant date value	$ 4.00	$ 3.08
Exercised, shares (in Shares)	25
Exercised, weighted avg. exercise price	$ 4.00
Exercised, weighted avg. grant date value	$ 4.00